Segment, Geographic and Other Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue from external customers		₩ 87,476,410	₩ 70,546,024	₩ 60,012,375
Non-current assets	[1]	191,206,960	188,431,533	182,333,348
Domestic
Disclosure of geographical areas [line items]
Revenue from external customers		86,242,808	69,142,730	58,771,252
Non-current assets	[1]	186,384,115	183,707,117	178,760,564
Overseas
Disclosure of geographical areas [line items]
Revenue from external customers	[2]	1,233,602	1,403,294	1,241,123
Non-current assets	[1],[2]	₩ 4,822,845	₩ 4,724,416	₩ 3,572,784

[1]	The amounts exclude financial assets and deferred tax assets.
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.